Intangible Assets and Goodwill	12 Months Ended
May 03, 2014
Intangible Assets and Goodwill
10.	Intangible Assets and Goodwill

Amortizable intangible assets	Useful Life	As of April 27, 2013
		Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(48,040)	$223,898
Technology	5-10	10,710	(4,456)	6,254
Distribution contracts	10	8,325	(6,370)	1,955
Other	3-10	6,338	(5,250)	1,088

		$297,311	$(64,116)	$233,195

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				21,336

				$314,736

Total amortizable and unamortizable intangible assets				$547,931

Amortizable intangible assets	Useful Life	As of May 3, 2014
		Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(61,872)	$210,066
Technology	5-10	10,710	(6,824)	3,886
Distribution contracts	10	8,325	(7,312)	1,013
Other	3-10	6,419	(5,942)	477

		$297,392	$(81,950)	$215,442

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				19,734

				$313,134

Total amortizable and unamortizable intangible assets				$528,576

All amortizable intangible assets are being amortized over their useful life on a straight-line basis, with the exception of certain items such as customer relationships and other acquired intangibles, which are amortized on an accelerated basis.

Aggregate Amortization Expense:
For the 53 weeks ended May 3, 2014	$17,835
For the 52 weeks ended April 27, 2013	$21,426
For the 52 weeks ended April 28, 2012	$18,415

Estimated Amortization Expense:
(12 months ending on or about April 30)
2015	$14,704
2016	$11,224
2017	$10,948
2018	$10,732
2019	$10,539

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets. Impairment losses included in selling and administrative expenses related to unamortizable intangible assets totaled $1,602, $0 and $0 during fiscal 2014, fiscal 2013 and fiscal 2012, respectively. Changes in market conditions, among other factors, could have a material impact on these estimates.

These impairments in fiscal 2014 relate to a certain publishing contract. The publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given the continued declines in the physical book business, certain of these contracts were impaired as of its most recent impairment testing date.

On October 17, 2011, the Company finalized the purchase of certain intellectual property assets from the Borders Group, Inc. Chapter 11 Bankruptcy for $14,528 including acquisition related fees. These intellectual property assets include a customer list, trade names and URLs. The Company accounted for the transaction as an asset purchase, and these assets are included on its consolidated balance sheet as Intangible Assets. The intangible assets are being amortized on an accelerated basis over a three-year period, commencing October 17, 2011. Amortization expense related to the acquisition of these assets for fiscal 2013 was $5,145.

The changes in the carrying amount of goodwill by segment for fiscal 2014 are as follows:

	B&N Retail Segment	B&N College Segment	NOOK Segment	Total Company
Balance as of April 28, 2012	$225,336	274,070	20,279	$519,685
Benefit of excess tax amortization (a)	(3,910)	—	—	(3,910)
Tikatok impairment (see Note 13)	—	—	(1,947)	(1,947)
NOOK impairment (b)	—	—	(18,332)	(18,332)

Balance as of April 27, 2013	$221,426	274,070	—	$495,496
Benefit of excess tax amortization (a)	(2,307)	—	—	(2,307)

Balance as of May 3, 2014	$219,119	274,070	—	$493,189

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.
(b)	During the fourth quarter of 2013, the Company determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.